Recovery of Erroneously Awarded Compensation	12 Months Ended
Mar. 31, 2026
Restatement Determination Date [Axis]: 2023-10-02
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	The Board of Directors adopted a clawback policy effective October 2, 2023 (the “Clawback Policy”) that complies with the final SEC regulations mandated by the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Nasdaq Listing Rule 5608. The Clawback Policy provides for recoupment of incentive compensation in the event of an accounting restatement resulting from noncompliance with financial reporting requirements under federal securities laws. The policy applies to current and former executives and requires reimbursement or forfeiture of any excess incentive compensation received by an executive during the three completed fiscal years immediately preceding the date on which the Company is required to prepare an accounting restatement.